Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	¥ (23,228)	$ (3,346)	¥ (26,950)	¥ (23,307)
Cash flow from financing activities
Proceeds from related parties	(11,333)	(1,632)	30,102	131,084
Effect of exchange	2,661	235	(58)	(31)
Net cash provided by (used in) financing activities	60,123	8,660	8,733	31,318
Net increase (decrease) in cash	(1,012)	(294)	5,335	(2,558)
At beginning of period/year	14,355	2,216	9,020	11,578
At end of period/year	13,343	1,922	14,355	9,020
Parent Company [Member]
Cash flow from operating activities
Net income	(54,483)	(7,847)	(69,068)	(71,344)
Adjustment to reconcile net income (loss) to net cash from operating activities:
- Equity in earnings of subsidiaries	51,806	7,462	66,689	69,076
- Foreign exchange gain
Changes in operating assets and liabilities:
- Other current assets
- Other current liabilities	142	20	34
Net cash provided by operating activities	(2,535)	(365)	(2,345)	(2,268)
Cash flow from financing activities
Payments to related parties	2,750	396	2,249	2,310
Proceeds from related parties	(10)	(1)	(2)	(3)
Effect of exchange	10	1	2
Net cash provided by (used in) financing activities	2,750	396	2,249	2,307
Net increase (decrease) in cash	215	31	(95)	39
At beginning of period/year	11	2	106	67
At end of period/year	¥ 226	$ 33	¥ 11	¥ 106